Subsequent events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent events
14.	Subsequent events
The Company has evaluated all events occurring through November 10, 2022, the date on which the condensed consolidated financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements, except for the ones described below.
Subsequent to the period ended September 30, 2022, the Company issued 764,796 common shares related to the exercise of stock options for proceeds of $696,000.
On October 13, 2022 and October 27, 2022, the Company granted 4,496,833 and 3,578,590 Restricted Stock Units to certain of its employees, respectively.
On October 27, 2022, the Company granted 167,605 Restricted Stock Units to certain members of the Company’s board of directors (the “Board”).
On October 26, 2022, a registration statement in respect to the resale of up to $150.0 million Common Shares under the ELOC (see Note 2) became effective, enabling the Company to commence making sales pursuant to the ELOC.

DWave System [Member]
Subsequent events
17.	Subsequent events
The Company has evaluated all events occurring through March 15, 2022, the date on which the consolidated financial statements were issued, and during which time, nothing has occurred outside the normal course of business operations that would require disclosure except the following:
Venture loan and security agreement.
On March 3, 2022 (the “Effective Date”), the Company entered into the Venture Loan and Security Agreement (the “Venture Loan Agreement”), by and between
D-Wave,
D-Wave
US Inc.,
D-Wave
Government Inc.,
D-Wave
Commercial Inc.,
D-Wave
International Inc., D-Wave Quantum Solutions Inc., and Omni Circuit Boards Ltd. (collectively, the ”Borrowers”, and each, a “Borrower”), as borrowers, and PSPIB Unitas Investments II Inc., as the lender. Under the Venture Loan Agreement, term loans in an aggregate principal amount of $25.0 million have become available to the Company in three tranches, subject to certain terms and conditions.
The first tranche in an aggregate principal amount of $15.0 million was advanced on the Effective Date. Subject to certain terms and conditions being satisfied, the second tranche in an aggregate principal amount of $5.0 million will be advanced prior to June 30, 2022 and the third tranche in an aggregate principal amount of $5.0 million will be advanced prior to November 15, 2022.
All advances outstanding under the Venture Loan Agreement will bear interest at a rate equal to the greater of either (i) the Prime Rate (as reported in The Wall Street Journal) plus 7.25%, and (ii) 10.5%. Interest on the outstanding advances is payable monthly, on the first business day of each calendar month through the earliest of December 31, 2022 and the closing of the Merger (the “Maturity Date”).
The Company will pay an end of term charge of 5.0% of the aggregate amount of the advances made under the Venture Loan Agreement on the earliest date of (i) the Maturity Date; (ii) the date that the Company prepays all of the outstanding principal in full, or (iii) the date the loan payments are accelerated due to an event of default (as defined in the Venture Loan Agreement).
The Venture Loan Agreement is secured by a first-priority security interest in substantially all of the Company’s assets and contains certain operational covenants. As of the date of the proxy statement/prospectus, the Company was in compliance with all covenants under our Venture Loan Agreement.